Summary of Significant Accounting Policies (Details Narrative) - USD ($)	Nov. 30, 2022	Nov. 30, 2021	Nov. 30, 2020
Accounting Policies [Abstract]
Cash	$ 54,508	$ 5,630	$ 4,445